Stock-based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 25, 2021	Aug. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period			4 years		4 years
Options vesting on first anniversary of date of grant, percentage			25.00%		25.00%
Options granted expected to be recognized period			4 years		4 years
Stock-based compensation	$ 359
Allocated share based compensation	$ 9,642		$ 11,958	$ 1,090	$ 32,557	$ 4,218
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, Shares Held in Employee Trust, Shares	2,989,088
APIC, Share-based Payment Arrangement, ESPP, Increase for Cost Recognition	$ 30,000
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation			$ 768		$ 338
Share-based compensation arrangement by share-based payment award, plan modification shares	498,177
Share-based compensation arrangement by share-based payment award	558,769
Stock redeemed or called during period, value	$ 10,000
Common stock for issuance for awards		9,980,000	9,980,000		9,980,000
Common Stock Outstanding Rate		1.00%
Employee Stock Options Discount Rate		15.00%
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, granted			4,197,879	2,016,891	6,542,426	5,954,309
Stock-based compensation					$ 26,987
2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Sale of aggregate, shares			59,875,000		59,875,000
Outstanding number of shares of common stock			5.00%		5.00%
Shares available for grant			76,634,747		57,901,558
Shares authorized to issue under equity award plan			82,511,081		60,206,872
2021 Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock for issuance for awards			14,490,480
2013 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock compensation expense			$ 826		$ 1,331
Unrecognized stock compensation expense period for recognition					9 months 18 days
2013 Plan And 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense			$ 74,851		$ 49,081